                                                 NEUBERGER BERMAN


         Neuberger Berman
         MUNICIPAL FUNDS -Registered Trademark-
         ----------------------------------------------------------
         MUNICIPAL MONEY FUND
         MUNICIPAL SECURITIES TRUST        ANNUAL REPORT
                                           OCTOBER 31, 1999

TABLE OF CONTENTS


    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHART
      COMPARISON OF A $10,000 INVESTMENT
Municipal Securities Trust                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-8
Municipal Securities Trust                         B-9

    REPORT OF INDEPENDENT AUDITORS                B-11

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                          C-1
Municipal Securities Portfolio                    C-16

    FINANCIAL STATEMENTS                          C-21

    FINANCIAL HIGHLIGHTS
Municipal Money Portfolio                         C-27
Municipal Securities Portfolio                    C-28

    REPORT OF INDEPENDENT AUDITORS                C-29

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999

PRESIDENT'S LETTER                                             December 20, 1999

Dear Shareholder,
  Fiscal 1999 was a challenging year for fixed income investors.
Although inflation remained modest, market interest rates trended higher and the Federal Reserve took steps to head off any potential inflationary threat. The bond market also had a slight case of the Y2K jitters, which we expect to pass as we enter the new millennium. Finally, bonds suffered from supply/demand imbalances in the market resulting from issuers attempting to take maximum advantage of low interest rates at the beginning of this reporting period. All these factors combined put pressure on bond prices. Of course, one of the great advantages of bonds is that yield can compensate for price declines.
  Over the long term, markets are quite rational. Over the short term, however, investor emotion drives markets to extremes. Remarkably, just a little more than a year ago, bond investors were giddy over consensus forecasts for moderate economic growth and subdued inflation -- a "best of all possible worlds" for bonds. Then, with Asia recovering faster than anticipated, European economies regaining momentum, and the U.S. economy picking up steam, the consensus shifted. The surprisingly strong global economy reignited inflationary concerns, excessive optimism gave way to extreme pessimism, and bonds started to retreat.
  At Neuberger Berman, we don't get carried away by emotion. A year ago, we believed bond investors were overconfident. Today, we feel they are unduly depressed. We believe inflationary concerns are already well discounted in the market, as are any reasonably foreseeable Y2K-oriented problems. There is plenty of liquidity in most sectors of the fixed income market and reduced new issuance is helping correct supply/demand imbalances. We can't predict what the Fed will do over the next six months, or the precise impact of Fed policy on the bond market. However, with attractive nominal and real yields (yield in excess of the prevailing rate of inflation), we believe bonds offer great longer-term value.
  This is not to say that the bond market will reverse course in the immediate future. Right now, investors can't seem to see the forest -- very attractive bond yields -- through all the trees -- the government's latest monthly economic reports and Fed Chairman Greenspan's every utterance. This short-term focus may continue to restrain bond prices. However, from our perspective as long-term investors, we think it is a wonderful opportunity to buy bonds at very attractive valuations.
  What will we be doing to add value to the fixed income investment process in the year ahead? The same things we always do -- seeking to identify undervalued securities in the most fundamentally attractive sectors, and to effectively manage interest rate risk. We are confident this remains the single best method of preserving and enhancing the assets you have entrusted to us.
  NEUBERGER BERMAN MUNICIPAL MONEY FUND Due to generally favorable supply/demand balance in the market, short-term tax-free instruments are usually impacted less by Federal Reserve actions and interest rate swings than Treasury securities. This fiscal year, demand was relatively static, but with municipal issuers flush with cash, supply was even more constrained than usual. Steady demand combined with reduced supply helped support short term municipal securities' prices and allowed us to extend the portfolio's weighted average maturity to lock in higher yields without being penalized by rising interest rates and two Federal Reserve rate hikes. At the end of this reporting period, weighted average maturity was
62.7 days, compared to approximately 51 days for the average tax-free money fund.
  At the end of July 1999, we began reducing our exposure to variable rate demand notes and building up positions in higher yielding tax exempt commercial paper. This also helped enhance portfolio yield.
  The current and effective (compounded) yields for the Fund as of October 31, 1999 were 2.79% and 2.83% respectively. This can be translated into tax-equivalent current and effective yields of 4.62% and 4.73% respectively for an investor in the highest federal income tax bracket.*
  NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST In second half fiscal 1999, intermediate and longer-term municipal securities experienced the "double whammy" of rising interest rates and deteriorating supply/demand dynamics. With the Consumer Price Index trending higher, inflationary concerns drove interest rates higher and municipal bond prices lower. We responded to rising rates by gravitating to higher coupon bonds, which generally hold up better when interest rates are trending up. While this strategy helped preserve capital in a declining municipal bond market, the portfolio closed full year fiscal 1999 with a modest loss.
  The other significant change in the portfolio during this reporting period is that we substantially reduced what had been an unusually high allocation to cash at the start of fiscal 1999. We had taken some profits in October 1998, after the strong bond rally in the summer and early fall. In addition, new money had been coming into the portfolio as investors looked for safe harbor in the midst of the stock market storm. With municipal bond yields quite low and concern over liquidity following the U.S. hedge fund debacle, we held on to cash until the market dust settled. We invested most of this cash in early fiscal 1999. Blessed with perfect hindsight, we would have been better off maintaining this much larger than normal cash cushion. However, it is not our policy to try to time the market by holding large cash reserves.
  Supply in the municipal securities market remained relatively steady throughout the year. However, demand declined substantially. This was partly a function of rising interest rates -- investors tend to avoid bonds when rates are moving higher. It is also the result of anemic total returns -- these days, individuals are quick to pull the trigger on any investment that doesn't live up to their short-term expectations. Indeed, we did see substantial redemptions from municipal bond funds this year. Finally, the municipal securities market lost the support of property and casualty insurers, the largest institutional buyers of municipal bonds. Property and casualty insurance premiums are taxable and during good times, insurers use excess capital to buy a lot of munis. This year, with property and casualty insurers paying out a lot of hurricane related claims, they were net sellers of municipal securities.
  The 30-Day SEC Yield for the Fund as of October 31, 1999 was 4.38%. This can be translated into a tax-equivalent yield of 7.25% for an investor in the highest federal income tax bracket.*
  Looking ahead, we think we will enjoy a healthier municipal bond market in fiscal 2000. Credit quality has never been better -- calendar third quarter 1999 was the sixteenth consecutive quarter in which credit upgrades exceeded credit downgrades. Real yields (yield in excess of the prevailing rate of inflation) are now quite attractive -- generally a good measure of bond value. While we are not making any strategic bets that interest rates will decline in the year ahead, we do believe they will stabilize around current levels and if we see some indications of a slowing U.S. economy, perhaps trend lower.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Funds

*An investment in Municipal Money Fund, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The return on investment in Municipal Money Fund will fluctuate and past performance is no guarantee of future results.

 "Current yield" refers to the income generated by an investment in the funds over a 7-day period. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

 Tax-equivalent yield is the taxable current or effective yield that an investor would have had to receive in order to realize that same level of yield after federal taxes at 39.6%, assuming that all of the Funds' income is exempt from Federal income taxes. A portion of the income may be subject to the federal alternative minimum tax for certain investors.

 Neuberger Berman Management Inc.-Registered Trademark- currently absorbs certain operating expenses of Municipal Securities Trust. Absent this arrangement, which is subject to change, the 30-day SEC yield of Municipal Securities Trust would have been 4.02% and the tax-equivalent yield would have been 6.66%. Past performance is no guarantee of future results.

                 (This page has been left blank intentionally.)

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Municipal Securities Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 MUNICIPAL SECURITIES TRUST    LEHMAN BROTHERS 7-YEAR GO INDEX
1989                                                $10,000                              $10,000
1990                                                $10,699                              $10,771
1991                                                $11,599                              $11,945
1992                                                $12,378                              $12,897
1993                                                $13,777                              $14,431
1994                                                $13,423                              $14,138
1995                                                $14,812                              $15,931
1996                                                $15,393                              $16,689
1997                                                $16,426                              $17,955
1998                                                $17,613                              $19,291
1999                                                $17,431                              $19,306
AVERAGE ANNUAL TOTAL RETURN (1)
                                 MUNICIPAL SECURITIES TRUST  LEHMAN BROTHERS 7-YEAR GO INDEX (2)
1 YEAR                                               -1.03%                               +0.07%
5 YEAR                                               +5.36%                               +6.43%
10 YEAR                                              +5.71%                               +6.80%
LIFE OF FUND                                         +5.86%                               +6.71%

   Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") commenced operations on 7/9/87.
   The tax equivalent annualized yield for Municipal Securities Trust is 7.25% for the thirty days ended 10/31/99 (based on an annualized yield of 4.38% and assuming a federal tax rate of 39.6%). A portion of the income of Municipal Securities Trust may be subject to the federal alternative minimum tax for certain investors.
   Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed .65% per annum of Municipal Securities Trust's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the annualized and tax equivalent yields for the thirty days ended 10/31/99 would have been 4.02% and 6.66%, respectively. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman Brothers 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL      MUNICIPAL
                                                        MONEY       SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                FUND           TRUST
                                                    ----------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    293,992   $     34,987
      Receivable for Trust shares sold                         8             40
      Receivable from administrator -- net
        (Note B)                                              --              4
                                                    ----------------------------
                                                         294,000         35,031
                                                    ----------------------------
LIABILITIES
      Dividends payable                                        4             39
      Payable for Trust shares redeemed                      111             --
      Payable to administrator (Note B)                       67             --
      Accrued expenses                                        44             35
                                                    ----------------------------
                                                             226             74
                                                    ----------------------------
NET ASSETS at value                                 $    293,774   $     34,957
                                                    ----------------------------

NET ASSETS consist of:
      Par value                                     $        294   $          3
      Paid-in capital in excess of par value             293,479         35,657
      Accumulated net realized gains (losses) on
        investment                                             1           (125)
      Net unrealized depreciation in value of
        investment                                            --           (578)
                                                    ----------------------------
NET ASSETS at value                                 $    293,774   $     34,957
                                                    ----------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      293,846          3,244
                                                    ----------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00         $10.78
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman                             For the Year Ended October 31, 1999
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL    MUNICIPAL
                                                        MONEY     SECURITIES
(000'S OMITTED)                                         FUND         TRUST
                                                     ------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $    7,259   $    1,780
                                                     ------------------------
    Expenses:
      Administration fee (Note B)                           604          103
      Auditing fees                                           9            8
      Custodian fees                                         10           10
      Legal fees                                             15           15
      Registration and filing fees                           27           25
      Shareholder reports                                    28           22
      Shareholder servicing agent fees                       33           30
      Trustees' fees and expenses                            15            7
      Miscellaneous                                          10            3
      Expenses from corresponding Portfolio
        (Notes A & B)                                       756          184
                                                     ------------------------
        Total expenses                                    1,507          407
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 (7)        (159)
                                                     ------------------------
        Total net expenses                                1,500          248
                                                     ------------------------
        Net investment income                             5,759        1,532
                                                     ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain on investment securities                1           89
    Net realized gain on financial futures
      contracts                                              --           33
    Change in net unrealized appreciation
      (depreciation) of investment securities                --       (2,049)
                                                     ------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                    1       (1,927)
                                                     ------------------------
        Net increase (decrease) in net assets
          resulting from operations                  $    5,760   $     (395)
                                                     ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  MUNICIPAL                   MUNICIPAL
                                                    MONEY                     SECURITIES
                                                     FUND                       TRUST
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
(000'S OMITTED)                               1999          1998          1999          1998
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     5,759   $     5,408   $     1,532   $     1,416
    Net realized gain on investments
      from corresponding Portfolio
      (Note A)                                      1            26           122           426
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --        (2,049)          583
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations          5,760         5,434          (395)        2,425
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (5,759)       (5,408)       (1,532)       (1,416)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 322,654       319,207         9,140        16,999
    Proceeds from reinvestment of
      dividends                                 5,709         5,334           972           898
    Payments for shares redeemed             (256,071)     (259,407)      (13,376)      (10,385)
                                          ------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                       72,292        65,134        (3,264)        7,512
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          72,293        65,160        (5,191)        8,521
NET ASSETS:
    Beginning of year                         221,481       156,321        40,148        31,627
                                          ------------------------------------------------------
    End of year                           $   293,774   $   221,481   $    34,957   $    40,148
                                          ------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                      322,654       319,207           816         1,520
    Issued on reinvestment of dividends         5,709         5,334            88            80
    Redeemed                                 (256,071)     (259,407)       (1,199)         (930)
                                          ------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                              72,292        65,134          (295)          670
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Fund ("Municipal Money") and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at October 31, 1999). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($124,792 expiring in 2003 for Municipal Securities Trust, determined as of October 31, 1999), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.65% per annum of its average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended October 31, 1999, such excess expenses amounted to $157,108 for Municipal Securities Trust.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $7,032 and $2,234, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1999, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
MUNICIPAL MONEY                                  $292,944,000    $227,075,000

MUNICIPAL SECURITIES TRUST                          6,301,000      11,211,000

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Year Ended October 31,
                                              1999      1998      1997      1996      1995
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $.9997    $.9994    $.9993    $.9994    $.9995
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                     .0256     .0288     .0296     .0285     .0324
    Net Gains or Losses on Securities         .0001     .0003     .0001    (.0001)   (.0001)
                                             ----------------------------------------------
      Total From Investment Operations        .0257     .0291     .0297     .0284     .0323
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.0256)   (.0288)   (.0296)   (.0285)   (.0324)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $.9998    $.9997    $.9994    $.9993    $.9994
                                             ----------------------------------------------
Total Return(2)                               +2.59%    +2.92%    +3.00%    +2.89%    +3.29%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $293.8    $221.5    $156.3    $132.6    $160.9
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              .68%      .72%      .73%      .73%      .71%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                     .67%      .71%      .72%      .72%      .71%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        2.58%     2.88%     2.95%     2.86%     3.24%
                                             ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Year Ended October 31,
                                              1999      1998      1997      1996      1995
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $11.34    $11.02    $10.78    $10.83    $10.26
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                       .45       .46       .47       .47       .47
    Net Gains or Losses on Securities
     (both realized and unrealized)            (.56)      .32       .24      (.05)      .57
                                             ----------------------------------------------
      Total From Investment Operations         (.11)      .78       .71       .42      1.04
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.45)     (.46)     (.47)     (.47)     (.47)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $10.78    $11.34    $11.02    $10.78    $10.83
                                             ----------------------------------------------
Total Return(2)                               -1.03%    +7.22%    +6.71%    +3.92%   +10.35%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $ 35.0    $ 40.1    $ 31.6    $ 38.9    $ 44.3
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              .66%      .66%      .66%      .66%      .66%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                  .65%      .65%      .65%      .65%      .65%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        4.03%     4.13%     4.30%     4.32%     4.45%
                                             ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 1999
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if Management had not reimbursed certain expenses.
3) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

MUNICIPAL                                                 Year Ended October 31,
SECURITIES TRUST                                 1999     1998     1997     1996     1995
------------------------------------------------------------------------------------------
NET EXPENSES                                     1.07%    1.11%    1.05%    1.04%     .98%

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of:
Neuberger Berman Municipal Money Fund and
Neuberger Berman Municipal Securities Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust, two of the series constituting the Neuberger Berman Income Funds (the "Trust"), as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger Berman Income Funds at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 3, 1999

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1999

--------------------------------------------------------------------------------
          Municipal Money Portfolio

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT
                       SECURITIES -- PRE-REFUNDED
                       BACKED BY U.S. GOVERNMENT
                       SECURITIES (7.4%)
       $1,500          Baltimore (MD) Wtr. Util. Rev.
                       (Wtr. Proj.), Ser. 1990 A,
                       6.50%, due 7/1/20 P/R 7/1/00                              $  1,525
        1,000          Clark Co. (NV) Sch. Dist.
                       G.O., Ser. 1990, 7.50%,
                       due 5/1/04 P/R 5/1/00                                        1,038
        2,000          Grapevine-Colleyville (TX)
                       Independent Sch. Dist. G.O.,
                       Ser. 1989, 6.60%, due 8/15/02
                       P/R 8/15/00                                                  2,046
        3,000          Maryland St. Hlth. & Higher
                       Ed. Fac. Au. Rev. (Francis
                       Scott Key Med. Ctr.),
                       Ser. 1990, 6.75%, due 7/1/23
                       P/R 7/1/00                                                   3,122
        2,000          Massachusetts Wtr. Res. Au.
                       Rev., Ser. 1990 A, 6.00%,
                       due 4/1/20 P/R 4/1/00                                        2,019
        2,000          Mobile Co. (AL) G.O.,
                       Ser. 1991, 6.70%, due 2/1/11
                       P/R 2/1/00                                                   2,057
        1,000          New Hampshire Cap. Imp. G.O.,
                       Ser. 1989, 6.50%, due 12/1/09
                       P/R 1/15/00                                                  1,026
        1,500          Pennsylvania Higher Ed. Fac.
                       Au. Rev., Ser. 1990 D, 7.15%,
                       due 6/15/15 P/R 6/15/00                                      1,534
        1,150          Rhode Island & Providence
                       Plantations Cons. Cap. Dev.
                       Loan G.O., Ser. 1991 B, 6.00%,
                       due 5/15/02 P/R 5/15/00                                      1,187
        2,000          South Carolina Cap. Imp. G.O.,
                       Ser. 1991 W, 5.75%,
                       due 5/1/06 P/R 5/1/00                                        2,063
        1,000          Washington Co. (PA) Au. Muni.
                       Fac. Lease Rev. (Shadyside
                       Hosp. Proj.), Ser. 1985 C-1B,
                       7.38%, due 12/15/09 P/R
                       6/15/00                                                      1,054
        3,000          Washington St. G.O.,
                       Ser. 1990 B, 6.80%,
                       due 8/1/04 P/R 8/1/00                                        3,065
                                                                                 --------
                                                                                   21,736
                                                                                 --------
                       TAX-EXEMPT
                       SECURITIES -- ESCROWED IN U.S.
                       GOVERNMENT SECURITIES (2.4%)
        1,225          Milwaukee (WI) Metro. Swr.
                       Dist. G.O., Ser. 1990 A,
                       6.70%, due 10/1/00                                           1,257
        1,200          Milwaukee Co. (WI) Corp. Purp.
                       G.O., Ser. 1993 A, 4.60%,
                       due 12/1/99                                                  1,201

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $1,000          New York St. Pwr. Au. Gen.
                       Purp. Rev., Ser. 1991 Z,
                       5.85%, due 1/1/00                                         $  1,005
        2,625          Pennsylvania Convention Ctr.
                       Au. Rev., Ser. 1989 A, 6.60%,
                       due 9/1/00                                                   2,689
        1,000          Texas Muni. Pwr. Agcy. Ref.
                       Rev., Ser. 1992, 5.50%,
                       due 9/1/00                                                   1,013
                                                                                 --------
                                                                                    7,165
                                                                                 --------
                       MUNICIPAL NOTES (2.2%)
        1,000          Louisiana Pub. Fac. Au.
                       Advance Funding Notes,
                       Ser. 1999 B, 4.25%,
                       due 10/24/00                                 SP-1+           1,004
        2,500          Racine Co. (WI) Unified Sch.
                       Dist. TRANS, 3.60%,
                       due 7/6/00                       MIG 1                       2,502
        1,000          Rockdale Co. (GA) Wtr. & Swr.
                       Au. Cap. Outlay Notes, 3.75%,
                       due 12/15/99                     MIG 1                       1,000
        2,000          Texas TRANS, Ser. 1999 A,
                       4.50%, due 8/31/00              VMIG 1       SP-1+           2,013
                                                                                 --------
                                                                                    6,519
                                                                                 --------
                       TAX-EXEMPT SECURITIES --BACKED
                       BY LETTERS OF CREDIT (1.4%)
MORGAN GUARANTY TRUST CO.
        3,000          Chicago (IL) G.O., Ser. 1998,
                       3.75%, due 1/31/00 Putable
                       12/1/99                         VMIG 1       A-1+            3,000
STATE STREET BANK AND TRUST COMPANY
        1,000          Rhode Island Std. Loan Au.
                       Prog. Rev., Ser. 1996-1,
                       3.60%, due 6/1/26 Putable
                       6/1/00                                       A-1+            1,000
                                                                                 --------
                                                                                    4,000
                                                                                 --------
                       TAX-EXEMPT SECURITIES --BACKED
                       BY INSURANCE (4.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,000          Anchorage (AK) Sch. G.O.,
                       Ser. 1996 A, 5.50%,
                       due 8/1/00                                                   1,013
        2,000          Atlanta (GA) Sales Tax Rev.
                       (Metro. Atlanta Rapid Transit
                       Au.), Ser. 1993 A, 4.90%,
                       due 7/1/00                                   A-1+            2,021
        1,250          Franklin & Pickaway Cos. (OH)
                       South-Western City Sch. Dist.
                       Sch. Bldg. Construction
                       Unlimited Tax G.O., 3.00%,
                       due 12/1/99                                                  1,250

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $1,000          Lower Colorado River (TX) Au.
                       Priority Ref. Rev., Ser. 1991
                       A, 6.375%, due 1/1/00                        A-1+         $  1,005
        3,330          Missouri Cert. of
                       Participation (Bonne Terre
                       Prison Proj.), Ser. 1999 A,
                       4.25%, due 6/1/00                                            3,348
FINANCIAL GUARANTY INSURANCE CO.
        1,000          Clark Co. (NV) Sch. Dist. Sch.
                       Imp. Ltd. Tax G.O.,
                       Ser. 1996, 6.50%, due 6/15/00                                1,019
        1,000          Connecticut Spec. Assessment
                       Unemployment Comp. Adv. Fund
                       Rev., Ser. 1993 C, 3.38%,
                       due 11/15/01 Putable 7/1/00     VMIG 1       A-1+            1,000
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,000          New Mexico St. Univ. Ref. &
                       Imp. Rev., Ser. 1998, 3.95%,
                       due 4/1/00                                                   1,002
        1,000          Portland (OR) Swr. Sys. Rev.,
                       Ser. 1998 A, 5.00%,
                       due 6/1/00                                                   1,008
                                                                                 --------
                                                                                   12,666
                                                                                 --------
                       TAX-EXEMPT SECURITIES -- OTHER
                       (8.3%)
        1,000          Albuquerque (NM) G.O.,
                       Ser. 1994 A, 4.70%,
                       due 7/1/00                                                   1,009
        1,585          Arlington (TX) Perm. Imp.
                       G.O., Ser. 1999, 4.00%,
                       due 8/15/00                                                  1,591
        1,125          Commonwealth of Virginia G.O.,
                       Ser. 1999, 4.75%, due 6/1/00                                 1,131
        1,000          Cook Co. (IL) Metro. Wtr.
                       Reclamation Dist. of Greater
                       Chicago Ref. G.O., Ser. 1997,
                       4.15%, due 12/1/99                                           1,001
        1,000          Fort Worth (TX) Tarrant &
                       Denton Cos. Gen. Purp. Ref.
                       G.O., Ser. 1996 A, 5.50%,
                       due 3/1/00                                                   1,008
        1,000          Fulton Co. (GA) Sch. Dist.
                       G.O., Ser. 1991, 5.80%,
                       due 5/1/00                                                   1,012
        1,500          Georgia St. G.O., Ser. 1991 A,
                       7.70%, due 2/1/00                                            1,514
        1,315          Horry Co. (SC) Sch. Dist.
                       G.O., Ser. 1999 B, 4.50%,
                       due 3/1/00                                                   1,319
        1,200          Kansas Dept. of Trans. Hwy.
                       Rev., Ser. 1992, 5.90%,
                       due 3/1/00                                                   1,211
        1,000          Minnesota St. Var. Purp. Ref.
                       G.O., 4.50%, due 6/1/00                                      1,005

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $3,000          Minnesota Tax & Aid
                       Anticipation Borrowing Prog.
                       Cert. of Participation Tax
                       Anticipation G.O., Ser. 1999
                       A, 3.00%, due 2/3/00             MIG 1                    $  3,000
        1,500          Nashville & Davidson Co. (TN)
                       Metro. Gov't. Multi-Purp. Imp.
                       G.O., Ser. 1997 A, 5.125%,
                       due 11/15/99                                                 1,501
        3,000          Oklahoma Wtr. Res. Board Rev.
                       (Std. Loan Prog.), Ser. 1999,
                       3.60%, due 9/1/32 Putable
                       3/1/00                                       A-1+            3,000
        1,235          South Carolina Cap. Imp. G.O.,
                       Ser. 1991 W, 6.00%,
                       due 5/1/00                                                   1,251
        2,000          Tempe (AZ) Excise Tax Rev.,
                       Ser. 1999 A, 3.75%,
                       due 7/1/00                       MIG 1       SP-1+           2,003
        1,995          Virginia Beach (VA) Pub. Imp.
                       G.O., Ser. 1991 A, 6.30%,
                       due 3/1/00                                                   2,011
                                                                                 --------
                                                                                   24,567
                                                                                 --------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES (13.8%)
          300          Berkeley Co. (SC) Fac. Ind.
                       Rev. (Amoco Chemical Co.
                       Proj.), Ser. 1997, 3.60%, VRDN
                       due 4/1/27                      VMIG 1       A-1+              300(5)
        9,700          Blytheville (AR) IDR (Nucor
                       Corp. Proj.), Ser. 1998,
                       3.55%, VRDN due 6/1/28            P-1        A-1+            9,700(5)
        1,500          Carlton (WI) PCR (Wisconsin
                       Pwr. & Lt. Co. Proj.),
                       Ser. 1988, 3.55%, VRDN
                       due 8/1/15                      VMIG 1                       1,500(5)
        5,300          Commonwealth of Massachusetts
                       Ref. G.O., Ser. 1998 A, 3.40%,
                       VRDN due 9/1/16                 VMIG 1       A-1+            5,300
        1,500          Decatur (AL) IDB Solid Waste
                       Disp. Rev. (Amoco Chemical Co.
                       Proj.), Ser. 1995, 3.60%, VRDN
                       due 5/1/25                      VMIG 1                       1,500(5)
        1,000          Delaware Co. (PA) IDA Res.
                       Rec. Fac. Ref. Rev. (Gen.
                       Elec. Cap. Corp.), Ser. 1997
                       G, 3.40%, VRDN due 12/1/31                   A-1+            1,000(5)
        1,900          Gulf Coast (TX) Waste Disp.
                       Au. Env. Fac. Rev. (Bayer
                       Corp. Proj.), Ser. 1997,
                       3.60%, VRDN due 5/1/27            P-1        A-1+            1,900(5)
        1,900          Harris Co. (TX) IDC Solid
                       Waste Disp. Rev. (Exxon
                       Proj.), Ser. 1997, 3.60%, VRDN
                       due 4/1/32                      VMIG 1       A-1+            1,900(5)

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $  200          Hurley (NM) PCR (Kennecott
                       Sante Fe Corp. Proj.), 3.50%,
                       VRDN due 12/1/15                  P-1        A-1+         $    200(5)
          850          Lincoln Co. (WY) PCR (Exxon
                       Proj.), Ser. 1987 A, 3.60%,
                       VRDN due 7/1/17                   P-1        A-1+              850(5)
        1,000          Madison Co. (IL) Env. Imp.
                       Rev. (Shell Wood River
                       Refining Co. Proj.),
                       Ser. 1997 A, 3.60%, VRDN
                       due 3/1/33                      VMIG 1       A-1+            1,000(5)
        2,000          Nueces Co. (TX) Port of Corpus
                       Christi Au. Solid Waste Disp.
                       Ref. Rev. (Koch Refining Co.,
                       L.P. Proj.), Ser. 1996, 3.55%,
                       VRDN due 5/1/26                 VMIG 1       A-1+            2,000(5)
          600          Parish of St. Charles (LA) PCR
                       (Shell Oil Co. Norco Proj.),
                       Ser. 1991, 3.60%, VRDN
                       due 11/1/21                     VMIG 1       A-1+              600(5)
        1,900          Parish of St. Charles (LA) PCR
                       (Shell Oil Co. Norco Proj.),
                       Ser. 1993, 3.60%, VRDN
                       due 9/1/23                      VMIG 1       A-1+            1,900(5)
          100          Parish of St. Charles (LA)
                       Ref. PCR (Shell Oil Co.
                       Proj.), Ser. 1992 B, 3.45%,
                       VRDN due 10/1/22                VMIG 1       A-1+              100(5)
        8,000          Rhode Island & Providence
                       Plantations G.O., 3.45%, VRDN
                       due 6/1/18                      VMIG 1       A-1+            8,000
          800          San Antonio (TX) Higher Ed.
                       Au. Inc. Ref. Rev. (Trinity
                       Univ. Proj.), Ser. 1993,
                       3.50%, VRDN due 4/1/04                       A-1+              800
        1,600          Southwestern (IL) Dev. Au.
                       Solid Waste Disp. Rev. (Shell
                       Oil Co. Wood River Proj.),
                       Ser. 1991, 3.60%, VRDN
                       due 8/1/21                      VMIG 1       A-1+            1,600(5)
          100          Southwestern (IL) Dev. Au.
                       Solid Waste Disp. Rev. (Shell
                       Oil Co. Wood River Proj.),
                       Ser. 1992, 3.60%, VRDN
                       due 4/1/22                      VMIG 1       A-1+              100(5)
          300          Sublette Co. (WY) PCR (Exxon
                       Proj.), Ser. 1984, 3.50%,
                       VRDN due 11/1/14                  P-1        A-1+              300
          150          Uinta Co. (WY) PCR (Chevron
                       U.S.A. Inc. Proj.),
                       Ser. 1997, 3.50%, VRDN
                       due 4/1/10                        P-1                          150(5)
                                                                                 --------
                                                                                   40,700
                                                                                 --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       LETTERS OF CREDIT (50.2%)
ABN AMRO BANK NV
       $  200          Long Island (NY) Pwr. Au.
                       Elec. Sys. Subordinated Rev.,
                       Ser. 1998-6, 3.65%, VRDN
                       due 5/1/33                      VMIG 1       A-1+         $    200(6)
        5,000          Phenix City (AL) IDB Env. Imp.
                       Rev. (Mead Coated Board
                       Proj.), Ser. 1988, 3.50% &
                       3.65%, TECP due 11/15/99 &
                       2/10/00                           P-1                        5,000
        5,000          Southern Minnesota (MN) Muni.
                       Pwr., Ser. 1995 B, 3.65%, TECP
                       due 2/7/00                        P-1        A-1+            5,000(7)
BANK OF AMERICA
        1,200          Calhoun Co. (TX) Navigation
                       IDA Port Rev. (Formosa
                       Plastics Corp., Texas Proj.),
                       Ser. 1994, 3.60%, VRDN
                       due 11/1/15                     VMIG 1                       1,200
        2,400          Florida Hsg. Fin. Corp. Rev.
                       (The Club at Vero Arpt.
                       Proj.), Ser. 1998 E, 3.40%,
                       VRDN due 6/1/17                              A-1+            2,400
        4,500          Utah Intermountain Pwr. Agcy.
                       Pwr. Supply Rev., 3.40% &
                       3.50%, TECP due 11/9/99 &
                       11/17/99                                      A-1            4,500(8)
BANK OF MONTREAL
          100          Port of Portland (OR) Spec.
                       Oblig. Rev. (Horizon Air Ind.,
                       Inc. Proj.), Ser. 1997, 3.70%,
                       VRDN due 6/15/27                             A-1+              100
BANK OF NOVA SCOTIA
        2,204          Harris Co. (TX) Lien Rev.,
                       Ser. 1998 D, 3.40%, TECP
                       due 11/3/99                       P-1        A-1+            2,204
BANK OF SCOTLAND
        5,755          Loudoun Co. (VA) IDA
                       Residential Care Fac. Ref.
                       Rev. (Falcons Landon Proj.),
                       Ser. 1998, 3.50%, VRDN
                       due 11/1/28                     VMIG 1                       5,755
BANK ONE
          100          Indiana Emp. Dev. Comm. Econ.
                       Dev. Rev. (K & F Ind., Inc.
                       Proj.), Ser. 1988, 3.65%, VRDN
                       due 1/1/14                      VMIG 1                         100

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
BANQUE NATIONALE DE PARIS
       $2,500          St. Clair Co. (AL) IDB Ind.
                       Rev. (Nat'l. Cement Co. Inc.,
                       Proj.), Ser. 1985, 3.50%, VRDN
                       due 3/1/05                                    A-1         $  2,500
BARCLAYS BANK INT'L., LTD.
          800          Michigan St. Strategic Fund
                       Ltd. Oblig. Rev., 3.50%, VRDN
                       due 9/1/30                        P-1        A-1+              800
        2,500          Michigan St. Strategic Fund
                       Solid Waste Disp. Rev.
                       (Grayling Generating Proj.),
                       Ser. 1990, 3.50%, VRDN
                       due 1/1/14                      VMIG 1                       2,500
        1,000          Peninsula Ports (VA) Coal
                       Term. Ref. Rev. (Dominion
                       Term. Assoc. Proj.), 3.45%,
                       TECP due 1/18/00                  P-1                        1,000
BAYERISCHE LANDESBANK GIROZENTRALE
        7,200          Denver (CO) City & Co. Arpt.
                       Sys. Sub. Rev., 3.40%-3.55%,
                       TECP due 11/10/99-2/9/00        VMIG 1       A-1+            7,200
        1,000          Emmaus (PA) Gen. Au. Local
                       Gov't. Rev., Ser. 1989 F-13,
                       3.55%, VRDN due 3/1/24                       A-1+            1,000
CANADIAN IMPERIAL BANK OF COMMERCE
        3,500          Lake Charles (LA) Harbor &
                       Term. Dist. Rev. (Reynolds
                       Metals Co. Proj.), Ser. 1990,
                       3.50%, VRDN due 5/1/06                       A-1+            3,500
        3,900          Louisa Co. (IA) Customized
                       Purchase Ref. PCR
                       (Iowa-Illinois Gas & Elec. Co.
                       Proj.), Ser. 1987, 3.60%,
                       VRDN due 3/1/17                               A-1            3,900
CHASE MANHATTAN BANK, N.A.
        2,000          Brazoria Co. (TX) Hlth. Fac.
                       Dev. Corp. Hosp. Rev.
                       (Brazosport Mem. Hosp.),
                       Ser. 1999, 3.55%, VRDN
                       due 7/1/13                      VMIG 1                       2,000
        1,935          Douglas Co. (GA) Dev. Au. IDR
                       (Whirlwind Steel Bldg., Inc.
                       Proj.), Ser. 1997, 3.65%, VRDN
                       due 12/1/12                     VMIG 1        A-1            1,935
          910          Virginia Small Bus. Fin. Au.
                       IDR (Coral Graphic Svc., Inc.
                       Proj.), Ser. 1998, 3.65%, VRDN
                       due 1/1/13                      VMIG 1        A-1              910

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
CITIBANK, N.A.
       $1,100          Austin Co. (TX) Ind. Dev.
                       Corp. IDR (Justin Ind., Inc.
                       Proj.), Ser. 1984, 3.50%, VRDN
                       due 12/1/14                       P-1                     $  1,100
CREDIT COMMERCIAL DE FRANCE
          200          Elkhart Co. (IN) Econ. Dev.
                       Rev. (Pace Amer. Inc. Proj.),
                       3.65%, VRDN due 1/1/13          VMIG 1                         200
        2,700          South Carolina Jobs Econ. Dev.
                       Au. Rev. (Florence RHF Hsg.,
                       Inc. Proj.), Ser. 1987 A,
                       3.60%, VRDN due 11/7/07           P-1                        2,700
          430          South Carolina Jobs Econ. Dev.
                       Au. Rev. (Osmose Wood
                       Preserving), Ser. 1989 B,
                       3.70%, VRDN due 12/1/04           P-1                          430
          100          South Carolina Jobs Econ. Dev.
                       Au. Rev. (Su-Dan Co. & Delta
                       Prop.), Ser. 1989 A, 3.80%,
                       VRDN due 1/1/04                 VMIG 1                         100
CREDIT LOCAL DE FRANCE
        2,320          Elmhurst (IL) Rev. (Joint
                       Comm. Accreditation),
                       Ser. 1988, 3.50%, VRDN
                       due 7/1/18                      VMIG 1       A-1+            2,320
CREDIT SUISSE
        1,300          Chattanooga (TN) Ind. Dev.
                       Board IDR (Market Street Ltd.
                       Proj.), 3.50%, VRDN
                       due 12/15/12                                 A-1+            1,300
        3,000          Emery Co. (UT) Ref. PCR
                       (PacifiCorp Proj.),
                       Ser. 1991, 3.45%, VRDN
                       due 7/1/15                      VMIG 1       A-1+            3,000
          200          Montgomery Co. (TX) Ind. Dev.
                       Corp. IDR (Dal-Tile Corp.
                       Proj.), Ser. 1986 B, 3.70%,
                       VRDN due 12/1/03                             A-1+              200
        1,000          Texas Capital Hlth. Fac. Dev.
                       Corp. (Island on Lake Travis
                       Ltd. Proj.), Ser. 1986, 3.55%,
                       VRDN due 12/1/16                             A-1+            1,000
DEUTSCHE BANK AG
          400          Florence Co. (SC) Solid Waste
                       Disp. & Wastewater Treatment
                       Fac. Rev. (Roche Carolina Inc.
                       Proj.), Ser. 1998, 3.60%, VRDN
                       due 4/1/28                                   A-1+              400
          900          Hapeville (GA) Dev. Au. IDR
                       (Hapeville Hotel Ltd.
                       Partnership Proj.),
                       Ser. 1985, 3.55%, VRDN
                       due 11/1/15                       P-1                          900

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $  400          Louisiana Pub. Fac. Au. IDR
                       (Kenner Hotel L.P. Proj.),
                       Ser. 1985, 3.55%, VRDN
                       due 12/1/15                       P-1                     $    400
FIRST OF AMERICA BANK
          845          Michigan St. Hosp. Fin. Au.
                       Rev. Hosp. Equip. Loan Prog.
                       Rev., Ser. A, 3.52%, VRDN
                       due 12/1/23                     VMIG 1                         845
FIRST NATIONAL BANK OF CHICAGO
        1,400          Indiana Hlth. Fac. Fin. Au.
                       Hosp. Rev. (Deaconess Hosp.,
                       Inc.), Ser. 1992, 3.50%, VRDN
                       due 1/1/22                      VMIG 1                       1,400
        2,600          Maryland St. Hlth. & Higher
                       Ed. Fac. Au. Rev. (Pooled Loan
                       Prog.), Ser. 1985 B, 3.45%,
                       VRDN due 4/1/35                 VMIG 1                       2,600
          100          Massachusetts Hlth. & Ed. Fac.
                       Au. Rev. (Cap. Asset Prog.),
                       Ser. 1985 E, 3.50%, VRDN
                       due 1/1/35                      VMIG 1                         100
        4,000          Stevenson (AL) IDB Env. Imp.
                       Rev. (Mead Corp. Proj.),
                       Ser. 1998 B, 3.60%, VRDN
                       due 4/1/33                                   A-1+            4,000
FIRST UNION NATIONAL BANK
          300          Jackson-Union Cos. (IL) Reg.
                       Port Dist. Port Fac. Ref. Rev.
                       (Enron Trans. Svc., L.P.
                       Proj.), Ser. 1994, 3.52%,
                       VRDN due 4/1/24                               A-1              300
        1,000          Monroe Co. (NY) IDA Rev.
                       (Collegiate Hsg. Foundation,
                       Inc. Fac. at Rochester
                       Institute of Technology),
                       Ser. 1998 A, 3.45%, VRDN
                       due 10/1/28                     VMIG 1                       1,000
        1,200          Wake Co. (NC) Ind. Fac. &
                       Poll. Ctrl. Fin. Au. PCR
                       (Carolina Pwr. & Lt. Co.
                       Proj.), Ser. 1987, 3.65%,
                       VRDN due 3/1/17                 VMIG 1                       1,200
        2,000          Washington Co. (PA) Au. Lease
                       Rev. (Higher Ed. Pooled Equip.
                       Leasing Prog.), Ser. 1985 A,
                       3.60%, VRDN due 11/1/05         VMIG 1                       2,000
GENERAL ELECTRIC CAPITAL CORP.
          790          New Hampshire Hsg. Fin. Au.
                       Multi-Family Hsg. Rev.
                       (Countryside L.P. Proj.),
                       Ser. 1994, 3.65%, VRDN
                       due 7/1/24                      VMIG 1                         790

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
HARRIS TRUST AND SAVINGS BANK
       $  600          Illinois Dev. Fin. Au. IDR
                       (Grayhill, Inc. Proj.),
                       Ser. 1995 C, 3.60%, VRDN
                       due 2/1/05                                   A-1+         $    600
          400          Illinois Dev. Fin. Au. IDR
                       (Overton Gear & Tool Corp.
                       Proj.), Ser. 1994, 3.60%, VRDN
                       due 10/1/08                                  A-1+              400
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
          900          Southwest (TX) Higher Ed. Au.
                       Inc. Ref. Rev. (Southern
                       Methodist Univ. Proj.),
                       Ser. 1985, 3.55%, VRDN
                       due 7/1/15                      VMIG 1                         900
MORGAN GUARANTY TRUST CO.
          100          Grapevine (TX) IDC Rev.
                       (American Airlines, Inc.
                       Proj.), Ser. 1984 B3, 3.65%,
                       VRDN due 12/1/24                  P-1                          100
          340          Harris Co. (TX) Hlth. Fac.
                       Dev. Corp. Rev. (St. Lukes
                       Episcopal Hosp.), Ser. 1997 B,
                       3.65%, VRDN due 6/15/27                      A-1+              340(9)
        1,500          Jacksonville (FL) Elec. Au.
                       Rev., 3.50%, TECP due 11/4/99     P-1        A-1+            1,500
        2,800          Maricopa Co. (AZ) Poll. Ctrl.
                       Corp. PCR (Arizona Pub. Svc.
                       Co. Palo Verde Proj.),
                       Ser. 1994 B, 3.50%, VRDN
                       due 5/1/29                        P-1        A-1+            2,800
          200          New York St. Energy Research &
                       Dev. Au. PCR (NYS Elec. &
                       Gas), Ser. 1994 C, 3.60%, VRDN
                       due 6/1/29                      VMIG 1       A-1+              200
          300          New York St. Job Dev. Au.
                       Spec. Purp. Rev., Ser. 1988,
                       3.60%, VRDN due 3/1/03          VMIG 1       A-1+              300(10)
        1,000          North Carolina Catawba Elec.
                       Muni. Pwr. Agcy. Rev., 3.65%,
                       TECP due 11/30/99                 P-1        A-1+            1,000(11)
          500          Princeton (IN) Ref. PCR (PSI
                       Energy Inc., Proj.),
                       Ser. 1997, 3.55%, VRDN
                       due 4/1/22                      VMIG 1       A-1+              500
        3,000          Utah Intermountain Pwr. Agcy.
                       Pwr. Supply Rev., 3.50%, TECP
                       due 11/3/99                                   A-1            3,000

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
NATIONAL WESTMINSTER BANK PLC
       $  300          Marion Co. (WV) Comm. Solid
                       Waste Disp. Fac. Rev. (Grant
                       Town Cogeneration Proj.),
                       Ser. 1990 A, 3.55%, VRDN
                       due 10/1/17                     VMIG 1       A-1+         $    300
          300          Marion Co. (WV) Comm. Solid
                       Waste Disp. Fac. Rev. (Grant
                       Town Cogeneration Proj.),
                       Ser. 1990 D, 3.55%, VRDN
                       due 10/1/17                     VMIG 1       A-1+              300
        3,800          Venango (PA) IDA Res. Rec.
                       Rev. (Scrubgrass Proj.),
                       Ser. 1990 B, 3.70%, TECP
                       due 3/13/00                                  A-1+            3,800
NATIONSBANK N.A.
          600          Des Moines (IA) Arpt. Rev.,
                       4.05%, TECP due 3/14/00           P-1                          600
NORTHERN TRUST CO.
        1,165          Illinois Hlth. Fac. (Rush
                       Presbyterian St. Lukes) Rev.,
                       Ser. 1996 B, 3.55%, TECP
                       due 11/15/99                    VMIG 1       A-1+            1,165
NORWEST BANK
          800          New Ulm (MN) Hosp. Ref. Rev.
                       (Hlth. Central Sys. Proj.),
                       Ser. 1985, 3.45%, VRDN
                       due 8/1/14                                   A-1+              800
PNC BANK N.A.
        1,000          Rockport (IN) Rev. (AK Steel
                       Corp. Proj.), Ser. 1997 A,
                       3.55%, VRDN due 12/1/27           P-1         A-1            1,000
RABOBANK NEDERLAND
        1,500          Henderson Co. (KY) Solid Waste
                       Disp. Rev. (Hudson Foods, Inc.
                       Proj.), Ser. 1995, 3.60%, VRDN
                       due 3/1/15                      VMIG 1                       1,500
SLM HOLDING CORP.
          300          Nebhelp Inc. (NE) Std. Loan
                       Prog. Rev., Ser. 1986 A,
                       3.55%, VRDN due 12/1/16                      A-1+              300
        2,200          Panhandle-Plains (TX) Higher
                       Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1991 A, 3.55%, VRDN
                       due 6/1/21                      VMIG 1                       2,200
        1,600          Panhandle-Plains (TX) Higher
                       Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1995 A, 3.55%, VRDN
                       due 6/1/25                      VMIG 1                       1,600

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
SOCIETE GENERALE
       $1,500          Athens-Clarke Co. (GA) Ind.
                       Dev. Au. IDR (Rhone Merieux,
                       Inc. Proj.), Ser. 1988, 3.70%,
                       TECP due 2/17/00                VMIG 1                    $  1,500
        1,900          Chicago (IL) O'Hare Int'l.
                       Arpt. Spec. Fac. Rev.
                       (Compagnie Nationale Air
                       France Proj.), Ser. 1990,
                       3.60%, VRDN due 5/1/18                       A-1+            1,900
          200          Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Term. Fac.
                       Completion Rev. (Los Angeles
                       Int'l. Arpt.), Ser. 1989,
                       3.70%, VRDN due 12/1/25                      A-1+              200
STATE STREET BANK AND TRUST COMPANY
        2,000          Rhode Island Std. Loan Au.
                       Prog. Rev., Ser. 1996-3,
                       3.60%, VRDN due 6/1/26                       A-1+            2,000
SUNTRUST BANK
        1,600          Clark Co. (AR) Solid Waste
                       Disp. Rev. (Reynolds Metals
                       Co. Proj.), Ser. 1992, 3.60%,
                       VRDN due 8/1/22                   P-1        A-1+            1,600
        4,700          Mayfield (KY) IDR (Seaboard
                       Farms of Kentucky, Inc.
                       Proj.), Ser. 1989, 3.60%, VRDN
                       due 8/1/19                        P-1                        4,700
TORONTO DOMINION BANK
        2,500          Indiana Muni. Pwr. Agcy. Pwr.
                       Supply Sys. Ref. Rev.,
                       Ser. 1998 A, 3.50%, VRDN
                       due 1/1/18                      VMIG 1       A-1+            2,500
          100          New York St. Energy Research &
                       Dev. Au. PCR (Niagra Mohawk
                       Pwr. Co. Proj.), Ser. 1986 A,
                       3.60%, VRDN due 12/1/26           P-1                          100
        1,860          Phenix City (AL) IDB Env. Imp.
                       Rev. (Mead Coated Board
                       Proj.), Ser. 1993 A, 3.70%,
                       VRDN due 6/1/28                              A-1+            1,860
        3,500          Stevenson (AL) IDB Env. Imp.
                       Rev. (Mead Corp. Proj.),
                       Ser. 1997, 3.60%, VRDN
                       due 6/1/32                                   A-1+            3,500
          120          Wisconsin Hlth. Fac. Au. Rev.
                       (Franciscan Hlth. Care,
                       Inc.-Sys. Fin.), Ser. 1985
                       A-2, 3.50%, VRDN due 1/1/16     VMIG 1       A-1+              120

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
UNION BANK OF SWITZERLAND
       $1,000          Alaska Ind. Dev. & Export Au.
                       Fac. Rev. (Fairbanks Gold
                       Mining, Inc. Proj.),
                       Ser. 1997, 3.60%, VRDN
                       due 5/1/09                      VMIG 1       A-1+         $  1,000
        8,489          Dallas (TX) Wtr. & Swr. Rev.,
                       3.30%-3.50%, TECP
                       due 12/6/99-12/15/99              P-1        A-1+            8,489
        1,050          Pennsylvania Energy Dev. Au.
                       Rev. (B & W Ebensburg Proj.),
                       Ser. 1986, 3.55%, VRDN
                       due 12/1/11                     VMIG 1                       1,050
        1,200          West Virginia Pub. Energy Au.
                       Rev. (Morgantown Energy Assoc.
                       Proj.), Ser. 1989 A, 3.40%,
                       TECP due 11/10/99                 P-1        A-1+            1,200
WACHOVIA BANK & TRUST CO.
        1,000          Crossett (AR) PCR
                       (Georgia-Pacific Corp. Proj.),
                       Ser. 1984, 3.45%, VRDN
                       due 10/1/07                       P-1                        1,000
          300          Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Lease Rev.
                       (American Airlines-Los Angeles
                       Int'l. Arpt.), Ser. 1984 D,
                       3.65%, VRDN due 12/1/24           P-1                          300
          500          Morgan Co. (UT) Solid Waste
                       Disp. Rev. (Holnam Inc.
                       Proj.), Ser. 1996, 3.60%, VRDN
                       due 8/1/31                      VMIG 1       A-1+              500
          300          North Carolina Ed. Fac. Fin.
                       Agcy. Updates Rev. (Bowman
                       Gray Sch. of Medicine Proj.),
                       Ser. 1996, 3.50%, VRDN
                       due 9/1/26                      VMIG 1                         300
WESTDEUTSCHE LANDESBANK GIROZENTRALE
        1,855          Clark Co. (NV) Arpt. Sys. Sub.
                       Lien Rev., Ser. 1995 A-1,
                       3.45%, VRDN due 7/1/25          VMIG 1       A-1+            1,855
        3,000          Dallas (TX) Area Rapid Trans.,
                       Ser. 1995 A, 3.55%, TECP
                       due 11/8/99                       P-1        A-1+            3,000(12)
          600          Indianapolis (IN) Adjustable
                       Tender Res. Rec. Rev. (Ogden
                       Martin Sys. of Indianapolis,
                       Inc. Proj.), Ser. 1987, 3.60%,
                       VRDN due 12/1/16                             A-1+              600
        1,000          Port of Corpus Christi (TX)
                       Util. Sys. Rev., Ser. 1998 A,
                       3.80%, TECP due 2/8/00            P-1                        1,000
                                                                                 --------
                                                                                  147,468
                                                                                 --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       INSURANCE (7.5%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       $1,500          Coastal Bend (TX) Hlth. Fac.
                       Dev. Corp. Rev. (Incarnate
                       Word Hlth. Sys.), Ser. 1998 B,
                       3.55%, VRDN due 8/15/28         VMIG 1                    $  1,500
        1,400          Illinois Hlth. Fac. Au. Rev.
                       (Swedish Covenant Hosp.
                       Proj.), Ser. 1995, 3.55%, VRDN
                       due 11/15/99                    VMIG 1       A-1+            1,400
        2,600          Indiana Secondary Mkt. for Ed.
                       Loans Inc. Rev., Ser. 1988 B,
                       3.55%, VRDN due 12/1/13         VMIG 1       A-1+            2,600
          200          Rockport (IN) Ref. PCR (AEP
                       Generating Co. Proj.),
                       Ser. 1995 B, 3.50%, VRDN
                       due 7/1/25                                   A-1+              200
          100          Sabine (TX) River Au.
                       Collateralized PCR (Texas
                       Util. Elec. Co. Proj.),
                       Ser. 1996 B, 3.65%, VRDN
                       due 3/1/26                      VMIG 1       A-1+              100
          400          Sayre (PA) Hlth. Care Fac. Au.
                       Hosp. Rev. (VHA of PA, Inc.
                       Cap. Asset Fin. Prog.),
                       Ser. 1985 A, 3.50%, VRDN
                       due 12/1/20                                  A-1+              400
          500          Trinity (TX) River Au.
                       Collateralized PCR (Texas
                       Util. Elec. Co. Proj.),
                       Ser. 1996 A, 3.60%, VRDN
                       due 3/1/26                      VMIG 1       A-1+              500
        1,100          Utah State Board of Regents
                       Std. Loan Rev., Ser. 1988 B,
                       3.45%, VRDN due 11/1/00         VMIG 1       A-1+            1,100
FINANCIAL GUARANTY INSURANCE CO.
        3,300          Arizona Hlth. Fac. Au. Rev.
                       (Pooled Loan Prog.),
                       Ser. 1985, 3.55%, VRDN
                       due 10/1/15                     VMIG 1        A-1            3,300
          300          New York City (NY) Muni. Wtr.
                       Fin. Au. Wtr. & Swr. Sys.
                       Rev., Ser. 1994 C, 3.55%, VRDN
                       due 6/15/23                     VMIG 1       A-1+              300
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,745          Charlotte (NC) Arpt. Ref.
                       Rev., Ser. 1997 A, 3.55%, VRDN
                       due 7/1/17                      VMIG 1       A-1+            1,745
          900          Kentucky Higher Ed. Std. Loan
                       Corp. Rev., Ser. 1996 A,
                       3.50%, VRDN due 6/1/26          VMIG 1       A-1+              900
        5,500          Missouri-Illinois Metro. Dist.
                       Bi-State Dev. Agcy. Rev. (St.
                       Clair Co. Metrolink
                       Extension), Ser. 1998 B,
                       3.45%, VRDN due 7/1/28          VMIG 1       A-1+            5,500

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $  390          Polk Co. (IA) Hosp. Equip. &
                       Imp. Rev., Ser. 1985, 3.55%,
                       VRDN due 12/1/05                VMIG 1        A-1         $    390
        2,000          South Texas Higher Ed. Au.
                       Inc. Std. Loan Rev.,
                       Ser. 1998, 3.55%, VRDN
                       due 12/1/03                     VMIG 1                       2,000
                                                                                 --------
                                                                                   21,935
                                                                                 --------
                       TOTAL INVESTMENTS (97.5%)                                  286,756
                       Cash, receivables and other
                       assets, less
                       liabilities (2.5%)                                           7,236
                                                                                 --------
                       TOTAL NET ASSETS (100.0%)                                 $293,992
                                                                                 --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

      Principal
       Amount                                               Rating(2)            Value(13)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT
                       SECURITIES -- PRE-REFUNDED
                       BACKED BY U.S. GOVERNMENT
                       SECURITIES (3.0%)
       $1,000          Clark Co. (NV) Sch. Dist. Imp.
                       G.O., Ser. 1995 A, 5.60%,
                       due 6/15/08 P/R 6/15/05           Aaa         AAA          $ 1,048
                                                                                  -------
                       TAX-EXEMPT SECURITIES --BACKED
                       BY INSURANCE (38.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,000          Atlanta (GA) Arpt. Fac. Ref.
                       Rev., Ser. 1996, 6.50%,
                       due 1/1/06                        Aaa         AAA            1,082
          500          New York City (NY) Muni.
                       Assist. Corp. Rev., Ser. D,
                       5.25%, due 7/1/02                 Aaa         AAA              510
        1,000          Pittsburgh (PA) G.O.,
                       Ser. 1997 A, 5.00%,
                       due 9/1/06                        Aaa         AAA            1,003
FINANCIAL GUARANTY INSURANCE CO.
        1,000          Chicago (IL) Equip. G.O.,
                       Ser. 1998, 5.00%, due 1/1/07      Aaa         AAA              993
        1,000          Dade Co. (FL) Wtr. & Swr. Sys.
                       Rev., Ser. 1995, 6.25%,
                       due 10/1/06                       Aaa         AAA            1,083
        1,000          Tampa Bay (FL) Wtr. Util. Sys.
                       Rev., Ser. 1998 B, 5.125%,
                       due 10/1/09                       Aaa         AAA            1,004
FINANCIAL SECURITY ASSURANCE INC.
        1,000          Illinois Dev. Fin. Au. Cap.
                       Appreciation Cons. Sch. Dist.
                       #304 Rev., Zero Coupon,
                       Yielding 4.80%, due 1/1/09        Aaa                          609
        1,000          Maine Muni. Bond Bank Ref.
                       Rev., Ser. 1998 A, 5.00%,
                       due 11/1/05                       Aaa         AAA            1,010
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,000          Commonwealth of Pennsylvania
                       G.O. (Ref. & Proj.), 2nd
                       Ser. 1994, 5.20%, due 6/15/04     Aaa         AAA            1,021
        1,000          Connecticut Spec. Tax Oblig.
                       Ref. Rev. (Trans.
                       Infrastructure Purp.),
                       Ser. 1993 A, 5.40%,
                       due 9/1/09                        Aaa         AAA            1,013
        1,000          Foothill/Eastern (CA) Trans.
                       Corridor Agcy. Toll Road Ref.
                       Rev., Ser. 1999, 5.25%,
                       due 1/15/12                       Aaa         AAA              987
        1,000          Harris Co. (TX) Hlth. Fac.
                       Dev. Corp. Hosp. Rev. (Mem.
                       Hosp. Sys. Proj.), Ser. A,
                       5.00%, due 6/1/06                 Aaa         AAA              993

                                                                October 31, 1999
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      Principal
       Amount                                               Rating(2)            Value(13)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $1,000          Mississippi Dev. Bank Spec.
                       Oblig. Rev. (Muni. Gas Au.
                       Proj.), Ser. 1998, 5.00%,
                       due 1/1/08                        Aaa         AAA          $   988
        1,000          Puerto Rico Elec. Pwr. Au.
                       Ref. Rev., Ser. W, 6.50%,
                       due 7/1/05                        Aaa         AAA            1,092
                                                                                  -------
                                                                                   13,388
                                                                                  -------
                       TAX-EXEMPT SECURITIES -- OTHER
                       (55.6%)
        1,000          Board of Regents of the Texas
                       A&M Univ. Sys. Perm. Univ.
                       Fund Rev., Ser. 1998, 5.00%,
                       due 7/1/08                        Aaa         AAA              994
          500          Brownwood (TX) Independent
                       Sch. Dist. Unlimited Tax Sch.
                       Bldg. & Ref. G.O. (Brown Co.,
                       Texas), Ser. 1994, Zero
                       Coupon, Yielding 5.90%,
                       due 2/15/02                       Aaa                          449(5)
          560          Brownwood (TX) Independent
                       Sch. Dist. Unlimited Tax Sch.
                       Bldg. & Ref. G.O. (Brown Co.,
                       Texas), Ser. 1994, Zero
                       Coupon, Yielding 6.10%,
                       due 2/15/04                       Aaa                          453(5)
        1,000          Columbus (OH) Var. Purp. Ltd.
                       Tax G.O., Ser. 1998-1, 5.00%,
                       due 6/15/08                       Aaa         AAA              998
        1,000          Commonwealth of Massachusetts
                       Ref. G.O., Ser. 1995 A,
                       6.25%, due 7/1/04                 Aa3         AA-            1,066
        1,000          Florida St. Board of Ed. Cap.
                       Outlay Ref. G.O., Ser. B,
                       5.25%, due 6/1/09                 Aa2         AA+            1,010
        1,000          Georgia G.O., Ser. 1995 C,
                       7.25%, due 7/1/04                 Aaa         AAA            1,108
        1,000          Lake Co. (IL) Forest Preserve
                       Dist. Ref. G.O., Ser. 1997,
                       5.50%, due 2/1/09                 Aa1         AA+            1,022
        1,500          Lubbock (TX) Hlth. Fac. Dev.
                       Corp. Rev. (St. Joseph Hlth.
                       Sys.), Ser. 1998, 5.00%,
                       due 7/1/08                        Aa3         AA             1,479
        1,500          Maryland Comm. Dev. Admin.
                       Dept. of Hsg. & Comm. Dev.
                       Rev. (Single Family Prog.),
                       3rd Ser. 1993, 5.15%,
                       due 4/1/08                        Aa2                        1,488
        1,000          Maryland Wtr. Quality Fin.
                       Admin. Ref. Rev. (Revolving
                       Loan Fund), Ser. 1995 A,
                       5.50%, due 9/1/11                 Aa2         AA             1,009
        1,000          Mecklenburg Co. (NC) Pub. Imp.
                       G.O., Ser. 1994, 5.50%,
                       due 4/1/12                        Aaa         AAA            1,005
          135          Mississippi Higher Ed. Assist.
                       Corp. Std. Loan Sub. Rev.,
                       Ser. 1993 C, 6.05%,
                       due 9/1/07                         A                           136
        1,000          Nevada Ref. Ltd. Tax G.O.,
                       Ser. 1997 A-2, 6.00%,
                       due 5/15/06                       Aa2         AA             1,057

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1999

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      Principal
       Amount                                               Rating(2)            Value(13)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $  500          New Jersey Bldg. Au. St. Bldg.
                       Rev., Ser. 1994, 5.00%,
                       due 6/15/11                       Aa2         AA-          $   484
          750          New York City (NY) IDA Spec.
                       Fac. Rev. (Term. One Group
                       Assoc., L.P. Proj.),
                       Ser. 1994, 6.00%, due 1/1/15      A3           A               748
        1,000          New York St. Env. Fac. Corp.
                       Rev., Ser. 1999 B, 5.00%,
                       due 10/15/09                      Aaa         AAA              985
        1,000          North Carolina Cap. Imp. G.O.,
                       Ser. 1994 A, 4.70%,
                       due 2/1/06                        Aaa         AAA              995
        1,000          Omaha (NE) Pub. Pwr. Dist.
                       Elec. Sys. Rev., Ser. 1993 E,
                       4.60%, due 2/1/06                 Aa2         AA               980
        1,000          San Antonio (TX) Elec. & Gas
                       Sys. Ref. Rev., Ser. 1998 A,
                       5.00%, due 2/1/05                 Aa1         AA             1,007
        1,000          Texas Pub. Fin. Au. Ref. G.O.,
                       Ser. 1998 B, 5.13%,
                       due 10/1/09                       Aa1         AA               997
                                                                                  -------
                                                                                   19,470
                                                                                  -------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES (0.6%)
          100          Gulf Coast (TX) IDA Marine
                       Term. Rev. (Amoco Oil Co.
                       Proj.), Ser. 1993, 3.60%, VRDN
                       due 4/1/28                      VMIG 1       A-1+              100(5)
          100          Lower Neches Valley (TX) Auth.
                       Ind. Dev. Corp. Rev. (Mobil
                       Oil Corp. Proj.), Ser. 1999,
                       3.60%, VRDN due 4/1/29            P-1        A-1+              100(5)
                                                                                  -------
                                                                                      200
                                                                                  -------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       LETTERS OF
                       CREDIT (1.1%)
SOCIETE GENERALE
          400          Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Term. Fac.
                       Completion Rev. (Los Angeles
                       Int'l. Arpt.), Ser. 1989,
                       3.70%, VRDN due 12/1/25                      A-1+              400
                                                                                  -------
                       TOTAL INVESTMENTS (98.6%)
                       (COST $35,084)                                              34,506(14)
                       Cash, receivables and other
                       assets, less
                       liabilities (1.4%)                                             481
                                                                                  -------
                       TOTAL NET ASSETS (100.0%)                                  $34,987
                                                                                  -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality. Approximately 84% and 46% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Credit ratings are unaudited.
3) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.
4) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
5) Security is guaranteed by the corporate obligor.
6) Security is subject to a fractional guarantee provided by ABN AMRO Bank NV and Morgan Guaranty Trust Co., each backing 50% of the total principal.
7) Security is subject to a fractional guarantee provided by ABN AMRO Bank NV, backing 41.2% of the total principal, Bank of Nova Scotia and Credit Agricole Indosuez, each backing 29.4% of the total principal.
8) Security is subject to a fractional guarantee provided by Bank of America, backing 66.7% of the total principal, and Bank of Nova Scotia, backing 33.3% of the total principal.
9) Security is subject to a fractional guarantee provided by Morgan Guaranty Trust Co., backing 46% of the total principal, Nationsbank N.A. and Toronto Dominion Bank, each backing 27% of the total principal.

10) Security is subject to a fractional guarantee provided by Morgan Guaranty Trust Co., backing 55% of the total principal, and Bayerische Landesbank Girozentrale, backing 45% of the total principal.
11) Security is subject to a fractional guarantee provided by Morgan Guaranty Trust Co. and Union Bank of Switzerland, each backing 50% of the total principal.
12) Security is subject to a fractional guarantee provided by Westdeutsche Landesbank Girozentrale and Bayerische Landesbank Girozentrale, each backing 50% of the total principal.
13) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
14) At October 31, 1999, the cost of investments for U.S. Federal income tax purposes was $35,084,000. Gross unrealized appreciation of investments was $217,000 and gross unrealized depreciation of investments was $795,000, resulting in net unrealized depreciation of $578,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL      MUNICIPAL
                                                        MONEY       SECURITIES
(000'S OMITTED)                                       PORTFOLIO      PORTFOLIO
                                                    ----------------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $    286,756   $     34,506
      Cash                                                   331             56
      Interest receivable                                  1,964            463
      Prepaid expenses and other assets                        3              1
      Receivable for securities sold                       6,595             --
                                                    ----------------------------
                                                         295,649         35,026
                                                    ----------------------------
LIABILITIES
      Payable for securities purchased                     1,543             --
      Payable to investment manager (Note B)                  62              7
      Accrued expenses                                        52             32
                                                    ----------------------------
                                                           1,657             39
                                                    ----------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    293,992   $     34,987
                                                    ----------------------------

NET ASSETS consist of:
      Paid-in capital                               $    293,992   $     35,565
      Net unrealized depreciation in value of
        investment securities                                 --           (578)
                                                    ----------------------------
NET ASSETS                                          $    293,992   $     34,987
                                                    ----------------------------
*Cost of investments                                $    286,756   $     35,084
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL    MUNICIPAL
                                                        MONEY     SECURITIES
(000'S OMITTED)                                       PORTFOLIO    PORTFOLIO
                                                     ------------------------
INVESTMENT INCOME
    Interest income                                  $    7,259   $    1,780
                                                     ------------------------
    Expenses:
      Investment management fee (Note B)                    560           95
      Accounting fees                                        10           10
      Auditing fees                                          33           25
      Custodian fees (Note B)                               123           34
      Insurance expense                                       2           --
      Legal fees                                             13           13
      Trustees' fees and expenses                            15            7
                                                     ------------------------
        Total expenses                                      756          184
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (7)          (2)
                                                     ------------------------
        Total net expenses                                  749          182
                                                     ------------------------
        Net investment income                             6,510        1,598
                                                     ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                    1           89
    Net realized gain on financial futures
      contracts (Note A)                                     --           33
    Change in net unrealized appreciation
      (depreciation) of investment securities                --       (2,049)
                                                     ------------------------
        Net gain (loss) on investments                        1       (1,927)
                                                     ------------------------
        Net increase (decrease) in net assets
          resulting from operations                  $    6,511   $     (329)
                                                     ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  MUNICIPAL                   MUNICIPAL
                                                    MONEY                     SECURITIES
                                                  PORTFOLIO                   PORTFOLIO
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
(000'S OMITTED)                               1999          1998          1999          1998
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     6,510   $     6,065   $     1,598   $     1,466
    Net realized gain on investments                1            26           122           426
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --        (2,049)          583
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations          6,511         6,091          (329)        2,475
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 292,944       281,553         6,301        14,666
    Reductions                               (227,075)     (222,519)      (11,211)       (8,627)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       65,869        59,034        (4,910)        6,039
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          72,380        65,125        (5,239)        8,514
NET ASSETS:
    Beginning of year                         221,612       156,487        40,226        31,712
                                          ------------------------------------------------------
    End of year                           $   293,992   $   221,612   $    34,987   $    40,226
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1999
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
6) FINANCIAL FUTURES CONTRACTS: Municipal Securities may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the year ended October 31, 1999, Municipal Securities had entered into various financial futures contracts. At October 31, 1999, there were no open positions.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.

   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $7,032 and $2,234, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1999, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $8,857,000 and $6,204,000, respectively, for Municipal Securities. All securities transactions for Municipal Money were short-term.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

                                                           Year Ended October 31,
                                              1999       1998       1997       1996       1995
                                             ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                            .34%       .36%       .38%       .37%       .37%
                                             ---------------------------------------------------
    Net Expenses                                 .34%       .36%       .37%       .36%       .36%
                                             ---------------------------------------------------
    Net Investment Income                       2.91%      3.22%      3.29%      3.21%      3.57%
                                             ---------------------------------------------------
Net Assets, End of Year (in millions)         $294.0     $221.6     $156.5     $132.7     $161.1
                                             ---------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

                                                      Year Ended October 31,
                                             1999     1998     1997     1996     1995
                                             -----------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                          .48%     .51%     .51%     .47%     .47%
                                             -----------------------------------------
    Net Expenses                               .48%     .51%     .50%     .47%     .46%
                                             -----------------------------------------
    Net Investment Income                     4.20%    4.27%    4.44%    4.49%    4.63%
                                             -----------------------------------------
Portfolio Turnover Rate                         17%      24%      22%       3%      66%
                                             -----------------------------------------
Net Assets, End of Year (in millions)        $35.0    $40.2    $31.7    $39.0    $44.4
                                             -----------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Municipal Money Portfolio and
Neuberger Berman Municipal Securities Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger Berman Municipal Money Portfolio and Neuberger Berman Municipal Securities Portfolio, two of the series constituting Income Managers Trust (the "Trust"), as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 3, 1999

                 (This page has been left blank intentionally.)

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

                 (This page has been left blank intentionally.)

            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




  NEUBERGER BERMAN

            NEUBERGER BERMAN MANAGEMENT INC.
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            WWW.NBFUNDS.COM







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